Loans and asset quality	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2023	2022
Commercial	$2,112	$1,732
Commercial real estate	6,760	6,226
Financial institutions	10,521	9,684
Lease financings	599	657
Wealth management loans	9,109	10,302
Wealth management mortgages	9,131	8,966
Other residential mortgages	1,166	345
Capital call financing	3,700	3,438
Other	2,717	2,941
Overdrafts	3,053	4,839
Margin loans	18,011	16,933
Total loans (a)	$66,879	$66,063
(a)    Net of unearned income of $268 million at Dec. 31, 2023 and $225 million at Dec. 31, 2022, primarily related to lease financings.

We disclose information related to our loans and asset quality by the class of financing receivable in the following tables.
Allowance for credit losses

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2023					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$18	$184	$24	$1	$1	$12	$8	$6	$—	$254
Charge-offs	—	—	—	—	—	—	(3)	—	—	(3)
Recoveries	1	—	—	—	—	—	2	—	5	8
Net recoveries (charge-offs)	1	—	—	—	—	—	(1)	—	5	5
Provision (a)	8	141	(5)	—	—	(3)	(3)	(2)	(5)	131
Ending balance	$27	$325	$19	$1	$1	$9	$4	$4	$—	$390
Allowance for:
Loan losses	$12	$266	$9	$1	$1	$8	$4	$2	$—	$303
Lending-related commitments	15	59	10	—	—	1	—	2	—	87
Individually evaluated for impairment:
Loan balance (b)	$—	$290	$—	$—	$—	$12	$1	$—	$—	$303
Allowance for loan losses	—	76	—	—	—	—	—	—	—	76
(a)    Does not include provision for credit losses benefit related to other financial instruments of $12 million for the year ended Dec. 31, 2023.
(b)    Includes collateral dependent loans of $303 million with $348 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2022 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$12	$199	$13	$1	$1	$6	$7	$2	$241
Charge-offs	—	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	4	—	4
Net recoveries	—	—	—	—	—	—	4	—	4
Provision (b)	6	(15)	11	—	—	6	(3)	4	9
Ending balance	$18	$184	$24	$1	$1	$12	$8	$6	$254
Allowance for:
Loan losses	$4	$137	$10	$1	$1	$11	$8	$4	$176
Lending-related commitments	14	47	14	—	—	1	—	2	78
Individually evaluated for impairment:
Loan balance (c)	$—	$62	$—	$—	$—	$16	$1	$—	$79
Allowance for loan losses	—	—	—	—	—	—	—	—	—
(a)    There was no activity in the other loan portfolio.
(b)    Does not include provision for credit losses related to other financial instruments of $30 million for the year ended Dec. 31, 2022.
(c)    Includes collateral dependent loans of $79 million with $126 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2021					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing
Beginning balance	$16	$430	$10	$2	$1	$7	$13	$—	$—	$479
Charge-offs	—	—	—	—	—	(1)	(1)	—	(16)	(18)
Recoveries	—	—	2	—	—	—	6	—	—	8
Net recoveries (charge-offs)	—	—	2	—	—	(1)	5	—	(16)	(10)
Provision (a)	(4)	(231)	1	(1)	—	—	(11)	2	16	(228)
Ending balance	$12	$199	$13	$1	$1	$6	$7	$2	$—	$241
Allowance for:
Loan losses	$3	$171	$6	$1	$1	$5	$7	$2	$—	$196
Lending-related commitments	9	28	7	—	—	1	—	—	—	45
Individually evaluated for impairment:
Loan balance (b)	$—	$111	$—	$—	$—	$18	$1	$—	$—	$130
Allowance for loan losses	—	5	—	—	—	—	—	—	—	5
(a)    Does not include provision for credit losses benefit related to other financial instruments of $3 million for the year ended Dec. 31, 2021.
(b)    Includes collateral dependent loans of $130 million with $149 million of collateral at fair value.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2023			Dec. 31, 2022
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Commercial real estate	$189	$—	$189	$—	$54	$54
Other residential mortgages	23	1	24	30	1	31
Wealth management mortgages	7	12	19	8	14	22
Total nonperforming loans	219	13	232	38	69	107
Other assets owned	—	5	5	—	2	2
Total nonperforming assets	$219	$18	$237	$38	$71	$109
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2023					Dec. 31, 2022
	Days past due				Total past due	Days past due			Total past due
(in millions)	30-59		60-89	≥90		30-59	60-89	≥90
Financial institutions	$339	(a)	$—	$—	$339	$—	$—	$—	$—
Wealth management loans	52		—	—	52	43	1	—	44
Wealth management mortgages	26		3	—	29	54	1	—	55
Commercial real estate	9		3	—	12	11	—	—	11
Other residential mortgages	7		1	—	8	5	—	—	5
Total past due loans	$433		$7	$—	$440	$113	$2	$—	$115
(a)    The past due financial institutions loans have been collected since Dec. 31, 2023.
Loan modifications
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2023
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2023	2022	2021	2020	2019	Prior to 2019			Total (a)
Commercial:
Investment grade	$193	$114	$70	$—	$—	$45	$1,483	$—	$1,905
Non-investment grade	52	18	—	—	—	—	137	—	207
Total commercial	245	132	70	—	—	45	1,620	—	2,112	$3
Commercial real estate:
Investment grade	1,518	864	585	152	271	875	136	22	4,423
Non-investment grade	1,172	685	154	43	47	152	84	—	2,337
Total commercial real estate	2,690	1,549	739	195	318	1,027	220	22	6,760	30
Financial institutions:
Investment grade	616	74	57	—	—	10	6,948	—	7,705
Non-investment grade	134	10	—	—	—	—	2,672	—	2,816
Total financial institutions	750	84	57	—	—	10	9,620	—	10,521	120
Wealth management loans:
Investment grade	39	30	110	26	7	167	8,542	101	9,022
Non-investment grade	—	2	—	—	—	—	85	—	87
Total wealth management loans	39	32	110	26	7	167	8,627	101	9,109	57
Wealth management mortgages	850	1,689	1,909	863	736	3,066	18	—	9,131	22
Lease financings	230	—	—	40	7	322	—	—	599	—
Other residential mortgages (b)	184	561	200	5	—	216	—	—	1,166	5
Capital call financing	10	—	—	—	—	—	3,690	—	3,700	15
Other loans	—	—	—	—	—	—	2,717	—	2,717	7
Margin loans	7,283	—	—	—	—	—	10,728	—	18,011	41
Total loans	$12,281	$4,047	$3,085	$1,129	$1,068	$4,853	$37,240	$123	$63,826	$300
(a)    Excludes overdrafts of $3,053 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs primarily related to other residential mortgage loans were $3 million in 2023.

Credit profile of the loan portfolio							Dec. 31, 2022
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2022	2021	2020	2019	2018	Prior to 2018			Total (a)
Commercial:
Investment grade	$379	$148	$—	$—	$43	$45	$963	$—	$1,578
Non-investment grade	78	6	—	—	—	—	70	—	154
Total commercial	457	154	—	—	43	45	1,033	—	1,732	$2
Commercial real estate:
Investment grade	1,265	973	407	739	204	904	183	—	4,675
Non-investment grade	431	511	145	323	93	6	20	22	1,551
Total commercial real estate	1,696	1,484	552	1,062	297	910	203	22	6,226	25
Financial institutions:
Investment grade	126	389	—	—	—	25	7,216	—	7,756
Non-investment grade	20	—	—	—	—	—	1,896	12	1,928
Total financial institutions	146	389	—	—	—	25	9,112	12	9,684	78
Wealth management loans:
Investment grade	45	57	22	45	—	217	9,887	—	10,273
Non-investment grade	—	—	—	—	—	—	29	—	29
Total wealth management loans	45	57	22	45	—	217	9,916	—	10,302	49
Wealth management mortgages	1,775	1,976	918	775	485	3,012	25	—	8,966	20
Lease financings	17	—	49	11	7	573	—	—	657	—
Other residential mortgages	27	70	—	—	—	248	—	—	345	1
Capital call financing	—	—	—	—	—	—	3,438	—	3,438	17
Other loans	—	—	—	—	—	—	2,941	—	2,941	6
Margin loans	5,984	—	—	—	—	—	10,949	—	16,933	33
Total loans	$10,147	$4,130	$1,541	$1,893	$832	$5,030	$37,617	$34	$61,224	$231
(a)    Excludes overdrafts of $4,839 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high-quality, with 92% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2023. In addition, 62% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short-term, with 83% expiring within one year.

Wealth management loans

Wealth management loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management loan portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portion of wealth management loan portfolio to be investment grade.

Wealth management mortgages

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2023, less than 1% of the mortgages were past due.

At Dec. 31, 2023, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 21%; New York – 14%; Florida – 11%; Massachusetts – 8%; and other – 46%.

Lease financings

At Dec. 31, 2023, the lease financings portfolio consisted of exposures backed by well-diversified assets. At Dec. 31, 2023, nearly all of leasing exposure was investment grade, or investment grade equivalent and primarily consisted of exposures backed by well-diversified assets, primarily real estate and large-ticket transportation equipment. Assets are both domestic and foreign-based, with primary concentrations in Germany and the U.S.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1.2 billion at Dec. 31, 2023 and $345 million at Dec. 31, 2022. These loans are not typically correlated to external ratings.

Capital call financing

Capital call financing includes loans to private equity funds that are secured by the fund investors’ capital commitments and the funds’ right to call capital.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $18.0 billion of secured margin loans at Dec. 31, 2023, compared with $16.9 billion at Dec. 31, 2022. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $3.1 billion at Dec. 31, 2023 and $4.8 billion at Dec. 31, 2022. Overdrafts occur on a daily basis and are generally repaid within two business days.

Reverse repurchase agreements
Reverse repurchase agreements at Dec. 31, 2023 and Dec. 31, 2022 were fully secured with high-quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2023 and Dec. 31, 2022.